Label	Element	Value
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® Large-Cap Growth Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	15.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
To pursue its investment objective, the fund invests primarily in U.S. common stocks. Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in large-cap stocks of U.S. companies. The fund will notify its shareholders at least 60 days before changing this policy. Large-cap stocks generally are those with market capitalizations within the universe of the Russell 1000® Index at the time of purchase by the fund. The market capitalization range of the Russell 1000 Index was $464 million to $3.3 trillion, as of July 1, 2024 (the most recent index reconstitution date), and will change as market conditions change. The Russell 1000® Growth Index (the Index), the fund’s comparative index, includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted values. The fund invests its assets in companies it believes to have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to have higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.
The fund actively selects portfolio securities. To aid its stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 U.S.-traded stocks. In addition to using Schwab Equity Ratings, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio. Generally, when constructing the portfolio, the portfolio managers invest in stocks that are highly rated by Schwab Equity Ratings. As part of the portfolio construction process, the portfolio managers may also purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks. For more information on Schwab Equity Ratings, please see the “More About Schwab’s Research” section in the prospectus.
When constructing the portfolio, the portfolio managers apply a research-driven, “bottom-up” approach focusing primarily on individual securities. Using both quantitative and qualitative techniques, the portfolio managers seek to identify attractive securities for equity investments. The companies are analyzed with respect to business quality, future return potential, and valuation. The portfolio managers assess the portfolio’s risk through a variety of quantitative and qualitative measures, as well as relative to the Index.
The fund may use a portfolio optimization process to assist in constructing the portfolio. A portfolio optimization process seeks to provide an optimal balance between risk and expected return, given parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.
The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.
The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. The fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities. When the fund engages in such activities, it may not achieve its investment objective.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000 Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000 Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/prospectus
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 26.15% Q2 2020 Worst Quarter: (19.58%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	26.15%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(19.58%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/24
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The portfolio optimization process and Schwab Equity Ratings may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | REITs Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Portfolio Turnover Risk. The fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.72%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,213
Schwab Large-Cap Growth Fund | Russell 1000 Growth Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 1000 Growth Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.78%
Schwab Large-Cap Growth Fund | S&P 500 Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	3.82%
Annual Return [Percent]	oef_AnnlRtrPct	4.75%
Annual Return [Percent]	oef_AnnlRtrPct	28.94%
Annual Return [Percent]	oef_AnnlRtrPct	(7.71%)
Annual Return [Percent]	oef_AnnlRtrPct	31.02%
Annual Return [Percent]	oef_AnnlRtrPct	29.02%
Annual Return [Percent]	oef_AnnlRtrPct	29.23%
Annual Return [Percent]	oef_AnnlRtrPct	(26.99%)
Annual Return [Percent]	oef_AnnlRtrPct	38.27%
Annual Return [Percent]	oef_AnnlRtrPct	29.41%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	29.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.96%
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	29.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.37%
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.90%

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.99% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.